UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Windcrest Discovery Investments LLC

Address:  57 Danbury Road - Suite 204
          Wilton, CT 06897

13F File Number: 028-11649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     David Edwards
Title:    Managing Member
Phone:    (203) 529-4300


Signature, Place and Date of Signing:

/s/   David Edwards                Wilton, CT                 August 11, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  80

Form 13F Information Table Value Total:  $92,788
                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number          Name

1         028-12175                     WD Offshore Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE

                               TITLE OF               VALUE     SHRS OR  SH/ PUT/   INVESTMENT       OTHR      VOTING AUTHORITY
NAME OF ISSUER                 CLASS     CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION       MGRS   SOLE     SHARED    NONE

AFFILIATED MANAGERS GROUP      COM       008252108   1,509       16,750  SH         SHARED-DEFINED    1      16,750
ALLIANT TECHSYSTEMS INC        COM       018804104     422        4,150  SH         SHARED-DEFINED    1       4,150
AMEDISYS INC                   COM       023436108   1,341       26,600  SH         SHARED-DEFINED    1      26,600
AMERICAN SCIENCE & ENGR INC    COM       029429107     989       19,200  SH         SHARED-DEFINED    1      19,200
AMERIGROUP CORP                COM       03073T102   1,073       51,600  SH         SHARED-DEFINED    1      51,600
AMSURG CORP                    COM       03232P405   1,500       61,600  SH         SHARED-DEFINED    1      61,600
CARACO PHARMACEUTICAL LABS L   COM       14075T107     528       40,000  SH         SHARED-DEFINED    1      40,000
CAREER EDUCATION CORP          COM       141665109     312       21,350  SH         SHARED-DEFINED    1      21,350
CASS INFORMATION SYS INC       COM       14808P109     855       26,700  SH         SHARED-DEFINED    1      26,700
CHOICE HOTELS INTL INC         COM       169905106     342       12,900  SH         SHARED-DEFINED    1      12,900
CITY HLDG CO                   COM       177835105   1,172       28,750  SH         SHARED-DEFINED    1      28,750
COHEN & STEERS INC             COM       19247A100   1,569       60,400  SH         SHARED-DEFINED    1      60,400
DECKERS OUTDOOR CORP           COM       243537107   1,134        8,150  SH         SHARED-DEFINED    1       8,150
DUFF & PHELPS CORP NEW         CL A      26433B107     776       46,850  SH         SHARED-DEFINED    1      46,850
EQUIFAX INC                    COM       294429105   1,109       33,000  SH         SHARED-DEFINED    1      33,000
FACTSET RESH SYS INC           COM       303075105     899       15,950  SH         SHARED-DEFINED    1      15,950
GARDNER DENVER INC             COM       365558105   1,553       27,350  SH         SHARED-DEFINED    1      27,350
GENTIVA HEALTH SERVICES INC    COM       37247A102   1,300       68,260  SH         SHARED-DEFINED    1      68,260
GLOBAL PMTS INC                COM       37940X102   1,885       40,450  SH         SHARED-DEFINED    1      40,450
GREY WOLF INC                  COM       397888108     888       98,350  SH         SHARED-DEFINED    1      98,350
HANGER ORTHOPEDIC GROUP INC    COM NEW   41043F208   1,332       80,750  SH         SHARED-DEFINED    1      80,750
HEALTHEXTRAS INC               COM       422211102   1,171       38,859  SH         SHARED-DEFINED    1      38,859
HEALTH NET INC                 COM       42222G108     889       36,950  SH         SHARED-DEFINED    1      36,950
HEALTHWAYS INC                 COM       422245100     767       25,900  SH         SHARED-DEFINED    1      25,900
HEALTHSPRING INC               COM       42224N101     840       49,780  SH         SHARED-DEFINED    1      49,780
HENRY JACK & ASSOC INC         COM       426281101   1,380       63,750  SH         SHARED-DEFINED    1      63,750
HOUSTON WIRE & CABLE CO        COM       44244K109     405       20,350  SH         SHARED-DEFINED    1      20,350
HUB GROUP INC                  CL A      443320106   1,072       31,400  SH         SHARED-DEFINED    1      31,400
HURCO COMPANIES INC            COM       447324104     984       31,850  SH         SHARED-DEFINED    1      31,850
IMS HEALTH INC                 COM       449934108   1,089       46,750  SH         SHARED-DEFINED    1      46,750
ITT EDUCATIONAL SERVICES INC   COM       45068B109   1,421       17,200  SH         SHARED-DEFINED    1      17,200
INTERACTIVE DATA CORP          COM       45840J107   1,472       58,580  SH         SHARED-DEFINED    1      58,580
INVESTMENT TECHNOLOGY GRP NE   COM       46145F105     935       27,950  SH         SHARED-DEFINED    1      27,950
JDA SOFTWARE GROUP INC         COM       46612K108   1,102       60,900  SH         SHARED-DEFINED    1      60,900
K TRON INTL INC                COM       482730108   1,361       10,500  SH         SHARED-DEFINED    1      10,500
KENDLE INTERNATIONAL INC       COM       48880L107   1,038       28,560  SH         SHARED-DEFINED    1      28,560
KNIGHT CAPITAL GROUP INC       CL A      499005106   1,370       76,200  SH         SHARED-DEFINED    1      76,200
LANDAUER INC                   COM       51476K103   1,668       29,650  SH         SHARED-DEFINED    1      29,650
LUFKIN INDS INC                COM       549764108   1,033       12,400  SH         SHARED-DEFINED    1      12,400
MSC INDL DIRECT INC            CL A      553530106   1,359       30,800  SH         SHARED-DEFINED    1      30,800
MAGELLAN HEALTH SVCS INC       COM NEW   559079207   1,537       41,500  SH         SHARED-DEFINED    1      41,500
MAIDENFORM BRANDS INC          COM       560305104     945       70,000  SH         SHARED-DEFINED    1      70,000
MANHATTAN ASSOCS INC           COM       562750109   1,321       55,650  SH         SHARED-DEFINED    1      55,650
MANTECH INTL CORP              CL A      564563104   1,393       28,950  SH         SHARED-DEFINED    1      28,950
METAVANTE TECHNOLOGIES INC     COM       591407101   1,063       47,000  SH         SHARED-DEFINED    1      47,000
MICROS SYS INC                 COM       594901100   1,467       48,100  SH         SHARED-DEFINED    1      48,100
MICROSTRATEGY INC              CL A NEW  594972408     618        9,550  SH         SHARED-DEFINED    1       9,550
MOBILE MINI INC                COM       60740F105   1,523       76,150  SH         SHARED-DEFINED    1      76,150
MOLINA HEALTHCARE INC          COM       60855R100   1,480       60,810  SH         SHARED-DEFINED    1      60,810
NATCO GROUP INC                CL A      63227W203     693       12,700  SH         SHARED-DEFINED    1      12,700
NEUSTAR INC                    CL A      64126X201   1,123       52,100  SH         SHARED-DEFINED    1      52,100
PACER INTL INC TENN            COM       69373H106   1,014       47,150  SH         SHARED-DEFINED    1      47,150
PATTERSON COMPANIES INC        COM       703395103     689       23,450  SH         SHARED-DEFINED    1      23,450
PATTERSON UTI ENERGY INC       COM       703481101     845       23,400  SH         SHARED-DEFINED    1      23,400
PEDIATRIX MED GROUP            COM       705324101   1,222       24,820  SH         SHARED-DEFINED    1      24,820
PROGRESS SOFTWARE CORP         COM       743312100   1,108       43,350  SH         SHARED-DEFINED    1      43,350
QUEST SOFTWARE INC             COM       74834T103     792       53,450  SH         SHARED-DEFINED    1      53,450
ROFIN SINAR TECHNOLOGIES INC   COM       775043102   1,125       37,250  SH         SHARED-DEFINED    1      37,250
SPSS INC                       COM       78462K102   1,275       35,050  SH         SHARED-DEFINED    1      35,050
SVB FINL GROUP                 COM       78486Q101   1,248       25,950  SH         SHARED-DEFINED    1      25,950
SCANSOURCE INC                 COM       806037107     408       15,250  SH         SHARED-DEFINED    1      15,250
STANDARD PARKING CORP          COM       853790103   2,027      111,376  SH         SHARED-DEFINED    1     111,376
STIFEL FINL CORP               COM       860630102   1,438       41,800  SH         SHARED-DEFINED    1      41,800
SUPERIOR ENERGY SVCS INC       COM       868157108   1,260       22,850  SH         SHARED-DEFINED    1      22,850
SYBASE INC                     COM       871130100   2,046       69,550  SH         SHARED-DEFINED    1      69,550
SYNIVERSE HLDGS INC            COM       87163F106   1,098       67,750  SH         SHARED-DEFINED    1      67,750
TECHNE CORP                    COM       878377100   1,114       14,400  SH         SHARED-DEFINED    1      14,400
TRANSDIGM GROUP INC            COM       893641100   1,186       35,300  SH         SHARED-DEFINED    1      35,300
UNIT CORP                      COM       909218109     826        9,950  SH         SHARED-DEFINED    1       9,950
VCA ANTECH INC                 COM       918194101   1,207       43,450  SH         SHARED-DEFINED    1      43,450
VIAD CORP                      COM NEW   92552R406   1,198       46,450  SH         SHARED-DEFINED    1      46,450
VITAL SIGNS INC                COM       928469105   1,462       25,750  SH         SHARED-DEFINED    1      25,750
WABTEC CORP                    COM       929740108     493       10,150  SH         SHARED-DEFINED    1      10,150
WADDELL & REED FINL INC        CL A      930059100   1,745       49,850  SH         SHARED-DEFINED    1      49,850
WARNACO GROUP INC              COM NEW   934390402   1,791       40,650  SH         SHARED-DEFINED    1      40,650
WATSON WYATT WORLDWIDE INC     CL A      942712100     791       14,950  SH         SHARED-DEFINED    1      14,950
WESTWOOD HLDGS GROUP INC       COM       961765104   1,584       39,800  SH         SHARED-DEFINED    1      39,800
WILEY JOHN & SONS INC          CL A      968223206   2,195       48,750  SH         SHARED-DEFINED    1      48,750
WOLVERINE WORLD WIDE INC       COM       978097103   1,619       60,700  SH         SHARED-DEFINED    1      60,700
WRIGHT EXPRESS CORP            COM       98233Q105     975       39,300  SH         SHARED-DEFINED    1      39,300







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